Assets and Liabilities - Summary of Current Prepayments and Other Receivables (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous Current Assets [Abstract]
Prepayments to vendors	kr 38,281	kr 13,355
Grant income receivable	81	357
VAT receivable, net	10,333	2,521
Foreign VAT receivable	1,304	1,304
Other current receivables	1,236	1,600
Total current prepayments and other receivables	kr 51,235	kr 19,137